Inventory, net	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventory, net

Note 4 – Inventory, net

At June 30, 2021 and December 31, 2020, inventory consisted of the following:

	June 30, 2021	December 31, 2020
Parts	$28,961	$45,509
Finished goods	51,849	67,549
Total	80,810	113,058
Less inventory reserve	(69,233)	(70,562)
Inventory, net	$11,577	$42,496